Cover	Mar. 19, 2026
Cover [Abstract]
Document Type	8-K
Entity Registrant Name	New Fortress Energy Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38790
Entity Tax Identification Number	83-1482060
Entity Address, Address Line One	111 W. 19th Street, 8th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Current Fiscal Year End Date	--12-31
Entity Address, Postal Zip Code	10011
City Area Code	516
Local Phone Number	268-7400
Written Communications	false
Soliciting Material	true
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01 per share
Trading Symbol	“NFE”
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001749723
Document Period End Date	Mar. 19, 2026